Basis of preparation - Additional Information (Details) kr in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 04, 2025 USD ($) shares	Jun. 04, 2025 SEK (kr) shares	Mar. 20, 2025 SEK (kr)
Development and other service revenue (over time revenue recognition)
Disclosure of objectives, policies and processes for managing capital [line items]
Increase in revenue | $	$ 17.5
Xbrane Biopharma
Disclosure of objectives, policies and processes for managing capital [line items]
Consideration transferred		$ 28.9	kr 275.0
Cash transferred			116.5
Short-term liabilities			5.7
Financial liabilities			152.8	kr 152.8
Transaction costs			kr 14.3
Number of shares issued (in shares) | shares		1,295,507	1,295,507